Investment in a Joint Venture / Associate	6 Months Ended
Jun. 30, 2022
Investment in a Joint Venture / Associate
Investment in a Joint Venture / Associate

13.Investment in a Joint Venture / Associate

Investment in Zenlabs

The Group’s share in Zenlabs Energy, Inc is diluted in the period to 31.36 % through the issuance of 273,227 and 350,000 series B preferred stock by Zenlabs respectively to other investors, offset by a share buyback of 273,227 common stock.

As of December 31, 2021, the Group accounted for the Zenlabs investment as an associate under IAS 28 ‘Investment in associates and joint ventures’ based on the Group’s significant influence on the business of Zenlabs. With the amended investors agreement dated May 12, 2022, management concluded that Lilium and two preferred stockholders have joint control of Zenlabs. The Group has concluded that as a result of the transaction Zenlabs is now classified as a joint venture under IAS 28.

Accordingly, Lilium continues equity accounting without any change for the six-months period ended June 30, 2022. The gain on the dilution of an interest in an equity-accounted investee of €368 thousand is recognized in the share of loss in a joint venture.

The following table illustrates the summarized valuation of the Group’s investment in Zenlabs:

In € thousand	Carrying Value
January 1, 2022	15,054
Share of loss in a joint venture/ associate	(1,457)
June 30, 2022	13,597